LONG-TERM DEBT - Principal Repayments (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 35,872	$ 38,200
2026
Disclosure of detailed information about borrowings [line items]
Long-term debt	3,186
2027
Disclosure of detailed information about borrowings [line items]
Long-term debt	4,614
2028
Disclosure of detailed information about borrowings [line items]
Long-term debt	1,915
2029
Disclosure of detailed information about borrowings [line items]
Long-term debt	3,575
2030
Disclosure of detailed information about borrowings [line items]
Long-term debt	3,220
Thereafter
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 21,422